Supplement to the
Fidelity® Variable Insurance Products
FundsManager 50% Portfolio Investor Class
April 30, 2019
Prospectus

Effective July 1, 2019, the following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Geoff Stein (co-manager) has managed the fund since July 2017.

Avishek Hazrachoudhury (co-manager) has managed the fund since July 2019.

Effective July 1, 2019, the following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Avishek Hazrachoudhury is co-manager of the fund, which he has managed since July 2019. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.

Geoff Stein is co-manager of the fund, which he has managed since July 2017. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers LLC, and portfolio manager.

VIPFM-50-INV-19-01 1.9866959.104	June 28, 2019

Supplement to the
Fidelity® Variable Insurance Products
FundsManager 60% Portfolio Investor Class
April 30, 2019
Prospectus

Effective July 1, 2019, the following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Geoff Stein (co-manager) has managed the fund since July 2017.

Avishek Hazrachoudhury (co-manager) has managed the fund since July 2019.

Effective July 1, 2019, the following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Avishek Hazrachoudhury is co-manager of the fund, which he has managed since July 2019. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.

Geoff Stein is co-manager of the fund, which he has managed since July 2017. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers LLC, and portfolio manager.

VIPFM-60-19-01 1.855570.108	June 28, 2019

Supplement to the
Fidelity® Variable Insurance Products
FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio and FundsManager 85% Portfolio Investor Class
April 30, 2019
Prospectus

Effective July 1, 2019, the following information replaces similar information for each fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Geoff Stein (co-manager) has managed the fund since July 2017.

Avishek Hazrachoudhury (co-manager) has managed the fund since July 2019.

Effective July 1, 2019, the following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Avishek Hazrachoudhury is co-manager of each fund, which he has managed since July 2019. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.

Geoff Stein is co-manager of each fund, which he has managed since July 2017. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers LLC, and portfolio manager.

VIPFM-19-01 1.833268.111	June 28, 2019

Supplement to the
Fidelity® Variable Insurance Products
Target Volatility Portfolio Service Class and Service Class 2
April 30, 2019
Prospectus

Effective July 1, 2019, the following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Geoff Stein (co-manager) has managed the fund since July 2017.

Avishek Hazrachoudhury (co-manager) has managed the fund since July 2019.

Effective July 1, 2019, the following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Avishek Hazrachoudhury is co-manager of the fund, which he has managed since July 2019. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.

Geoff Stein is co-manager of the fund, which he has managed since July 2017. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers LLC, and portfolio manager.

VIPTV-19-01 1.9858907.104	June 28, 2019

Supplement to the
Fidelity® Variable Insurance Products
FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio and FundsManager 85% Portfolio Service Class and Service Class 2
April 30, 2019
Prospectus

Effective July 1, 2019, the following information replaces similar information for each fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Geoff Stein (co-manager) has managed the fund since July 2017.

Avishek Hazrachoudhury (co-manager) has managed the fund since July 2019.

Effective July 1, 2019, the following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Avishek Hazrachoudhury is co-manager of each fund, which he has managed since July 2019. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.

Geoff Stein is co-manager of each fund, which he has managed since July 2017. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers LLC, and portfolio manager.

VFMSCSC2-19-01 1.833267.111	June 28, 2019